Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of estimated useful lives of the assets
Useful Lives
Computer hardware	5 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of useful life or term of lease

Schedule of estimated useful lives of the intangible assets
Useful Lives
Intellectual property	Indefinite
Domain name	15 years
Brand	10 years
Technology	5 years

CF ACQUISITION CORP. VI [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted net loss per share of common stock
	For the Three Months Ended June 30, 2022			For the Three Months Ended June 30, 2021
	Class A – Public shares	Class A – Private placement shares	Class B – Common stock	Class A – Public shares	Class A – Private placement shares	Class B – Common stock
Basic and diluted net income per share of common stock
Numerator:
Allocation of net income	$14,733,466	$343,781	$3,683,366	$1,414,376	$33,002	$353,594

Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	30,000,000	700,000	7,500,000	30,000,000	700,000	7,500,000
Basic and diluted net income per share of common stock	$0.49	$0.49	$0.49	$0.05	$0.05	$0.05
	For the Six Months Ended June 30, 2022			For the Six Months Ended June 30, 2021
	Class A – Public shares	Class A – Private placement shares	Class B – Common stock	Class A – Public shares	Class A – Private placement shares	Class B – Common stock
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net income (loss)	$6,804,342	$158,768	$1,701,085	$(996,680)	$(23,256)	$(352,342)

Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	30,000,000	700,000	7,500,000	21,215,470	495,028	7,500,000
Basic and diluted net income (loss) per share of common stock	$0.23	$0.23	$0.23	$(0.05)	$(0.05)	$(0.05)

	For the Year Ended December 31, 2021			For the Period from April 17, 2020 (Inception) through December 31, 2020
	Class A – Public shares	Class A – Private placement shares	Class B – Common stock	Class A – Public shares	Class A – Private placement shares	Class B – Common stock
Basic and diluted net loss per share of common stock
Numerator:
Allocation of net loss	$(13,610,073)	$(317,568)	$(3,980,510)	$—	$—	$(1,294)
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	25,643,836	598,356	7,500,000	—	—	7,500,000
Basic and diluted net loss per share of common stock	$(0.53)	$(0.53)	$(0.53)	$—	$—	$(0.00)